Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Investment properties, net	$ 629	$ 1,311
Property and equipment, net	8,134	7,687
Intangible assets, net	46	34
Other assets, net	32	34
Trade and other receivables and prepayments, net	37	23
Total non-current assets	8,878	9,089
Current assets
Inventories	14	15
Trade and other receivables and prepayments, net	477	293
Restricted cash and cash equivalents	13	11
Cash and cash equivalents	2,676	1,239
Total current assets	3,180	1,558
Total assets	12,058	10,647
EQUITY
Share capital	81	81
Reserves	4,328	4,457
Total equity	4,409	4,538
Non-current liabilities
Trade and other payables	104	92	[1]
Borrowings	5,552	4,358
Deferred income tax liabilities	50	62
Total non-current liabilities	5,706	4,512
Current liabilities
Trade and other payables	1,928	1,537	[1]
Current income tax liabilities	5	6
Borrowings	10	54
Total current liabilities	1,943	1,597
Total liabilities	7,649	6,109
Total equity and liabilities	12,058	10,647
Net current assets/(liabilities)	1,237	(39)
Total assets less current liabilities	$ 10,115	$ 9,050

[1]	Note: The prior year presentation has been adjusted for the adoption of IFRS 15, Revenue from Contracts with Customers, and conformed to the current year presentation.